Leases - Summary of Property Plant And Equipment Owned And Leased Assets (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Leases [abstract]
Property, plant and equipment owned (excluding right-of-use assets)	€ 1,803
Right-of-use assets	3,722	€ 4,105
Total Tangible assets	€ 5,525 [1]	€ 3,014

[1]	The interim condensed financial statements are unaudited financial statements